SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
VIE arrangements
Schedule of the name of foreign owned subsidiaries and VIE companies

Name of Foreign Owned Subsidiaries	Name of VIE Companies
Heng Ye	Heng Cheng
Heng Yu Da	Yi Ren Wealth Management

Schedule of impacts of the adoption of ASC 606

The impacts of the adoption of ASC 606 in the year ended December 31, 2018 on Consolidated Statement of Income are shown below.

		Impacts of	Balances without
	As Reported	ASC606 Adoption	ASC 606 Adoption
Impacted Consolidated Statement of Income Items	RMB	RMB	RMB
Net revenue	5,620,728	(1,056,205)	4,564,523
Operating costs and expenses:
Sales and marketing	2,525,876	103,919	2,629,795
Allowance for contract assets	667,846	(667,846)	—
Income tax expense	194,287	(118,463)	75,824
Net income:	966,605	(373,815)	592,790

The impacts of the adoption of ASC 606 as of December 31, 2018, including the cumulative effects of the change, on Consolidated Balance Sheet are shown below.

		Impacts of	Balances without
	As Reported	ASC606 Adoption	ASC 606 Adoption
Impacted Consolidated Balance Sheet Items	RMB	RMB	RMB
Assets:
Contract assets, net	1,891,438	(1,891,438)	—
Contract cost	139,965	(139,965)	—
Deferred tax assets	184,136	(84,387)	99,749
Liabilities:
Deferred revenue	275,825	548,897	824,722
Accrued expenses and other liabilities	1,088,372	(334,980)	753,392
Refund liability	252,367	(252,367)	—
Deferred tax liabilities	502,903	(502,903)	—
Equity:
Retained earnings	3,810,730	(1,574,437)	2,236,293

The adoption of ASC 606 had no transition impact on cash provided by or used in operating, financing or investing activities reported in the Group’s consolidated statement of cash flows.

Schedule of disaggregation of revenue

Year ended December 31, 2018
RMB
Net revenue:
Loan facilitation service	3,413,052
Post-origination service	290,728
Account management service	1,625,461
Others	291,487
Total net revenue	5,620,728

Schedule of contract assets

Contract assets	2,425,686
Allowance	(534,248)
Contract assets, net	1,891,438

Schedule of movement of allowance for contract assets

Allowance
RMB
As of December 31, 2017	—
Adjustment related to ASC 606 adoption	648,101
Adjusted opening balance as of January 1, 2018	648,101
Allowance for contract assets	667,846
Write-off	(781,699)
As of December 31, 2018	534,248

Schedule of deferred revenue

As of December 31, 2017	222,906
Adjustment related to ASC 606 adoption	131,007
Adjusted opening balance as of January 1, 2018	353,913
Revenue recognized that was included in the deferred revenue balance at the beginning of the period	(170,442)
Increases due to consideration received, excluding amounts recognized as revenue during the period	92,354
As of December 31, 2018	275,825

Schedule of Movement of refund liability

As of January 1, 2018	—
Addition	255,894
Payouts during the year	(3,527)
As of December 31, 2018	252,367

Schedule of movement of liability from quality assurance program and liability related to guarantee provided to Chouzhou Bank

As of January 1, 2017	1,471,000
Provision at the inception of new loans (Note)	3,152,899
Recognition of contingent liability	43,049
Net payment	(1,873,000)

As of December 31, 2017	2,793,948
Provision at the inception of new loans (Note)	911,549
Recognition of contingent liability	419,581
Net payment	(2,873,269)
Transfer to the credit assurance program	(1,241,859)

As of December 31, 2018	9,950

Note:    Amount represents cash received on non-contingent fees allocated to the stand-ready liability for loans generated during the year.

Schedule of estimated useful lives

Computer and transmission equipment	3 years
Furniture and office equipment	5 years
Software	5 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives

Consolidated VIEs
VIE arrangements
Schedule of amounts and balances included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances

	December 31,	December 31,	December 31,
	2017	2018	2018
	RMB	RMB	USD
Assets
Cash and cash equivalents	1,148,818	1,100,442	160,053
Restricted cash	1,701,454	—	—
Accounts receivable	783	521	76
Contract assets, net	—	1,852,537	269,440
Contract cost	—	139,117	20,234
Prepaid expenses and other assets	1,025,160	572,444	83,259
Amounts due from related parties	117,222	121,464	17,666
Available-for-sale investments	618,500	550,000	79,994
Property, equipment and software, net	2,078	3,873	563
Deferred tax assets	798,345	182,256	26,508

Total assets	5,412,360	4,522,654	657,793

Liabilities
Accounts payable	33,444	28,914	4,205
Amounts due to related parties	53,149	215,165	31,294
Liabilities from quality assurance program	2,775,949	—	—
Deferred revenue	222,906	275,825	40,117
Accrued expenses and other liabilities	1,063,631	752,649	109,468
Refund liability	—	252,367	36,705
Deferred tax liability	—	497,913	72,420

Total liabilities	4,149,079	2,022,833	294,209

	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	USD
Net revenue	3,237,768	5,414,978	5,497,782	799,619
Net income	1,445,081	2,237,924	1,439,506	209,368

	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	USD
Net cash provided by /(used in) operating activities	2,415,204	3,244,633	(349,597)	(50,847)
Net cash (used in) /provided by investing activities	(471,321)	(220,359)	3,357	488

ABFE
VIE arrangements
Schedule of amounts and balances included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances

	December 31,	Decemebr 31,	Decemebr 31,
	2017	2018	2018
	RMB	RMB	USD
Assets
Restricted cash	82,990	68,623	9,981
Prepaid expenses and other assets	3,535	3,111	452
Loans at fair value	791,681	1,038,225	151,004
Held-to-maturity investments	9,944	15,641	2,275
Total assets	888,150	1,125,600	163,712

Liabilities
Accounts payable	380	1,253	182
Payable to investors at fair value	113,445	7,693	1,119
Accrued expenses and other liabilities	7,131	9,544	1,388
Total liabilities	120,956	18,490	2,689

	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	USD
Net revenue	—	—	—	—
Net (loss) /income	(19,735)	(40,124)	254,862	37,068

	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	USD
Net cash provided by operating activities	6,591	12,713	240,066	34,916
Net cash used in investing activities	(169,680)	(487,572)	(247,985)	(36,068)
Net cash provided by / (used in) financing activities	157,121	(294,213)	(91,502)	(13,308)